Note 12 - Convertible Redeemable Preferred Stock and Preferred Deemed Dividend	12 Months Ended
Dec. 31, 2014
Convertible Redeemable Preferred Stock And Preferred Deemed Dividend [Abstract]
Convertible Redeemable Preferred Stock And Preferred Deemed Dividend [Text Block]

12. Convertible Redeemable Preferred Stock and Preferred Deemed Dividend

On January 24, 2013, we provided to the purchasers of our Series C Preferred Stock a draw down notice under the Purchase Agreement. The purchasers agreed to accept the new draw down notice and thereby extend our right to exercise a “put” to sell additional Series C Preferred beyond the securities purchase agreement’s prior expiration date of December 31, 2012. As a result of the draw down, we sold an aggregate of 75 additional shares of Series C Preferred to the purchasers for aggregate proceeds of $75,000. Based on the closing price of our common stock as reported on the OTCQB Marketplace on January 24, 2013 (which was $0.05 per share), the 75 shares of Series C Preferred to be issued pursuant to the draw down would be convertible into 1,500,000 shares of our common stock. As a result of the contingent conversion feature on the Series C Preferred, which reduced the conversion price from $0.08 to $0.05 per share on the total 720 shares of Series C Preferred Stock issued and outstanding at January 24, 2013, and which resulted in an increase in the number of common shares issuable, we recognized additional preferred deemed dividends of $270,000.

As a result of the January 24, 2013 draw down notice, the conversion price of the Series C Preferred issued under the initial closing was reduced from $0.08 per share of common stock to become equal to $0.05. As a result of the May 13, 2013 draw down notice, the conversion price of the Series C Preferred was further reduced from $0.05 per share of common stock to $0.03 per share. As a result of our August 30, 2013 financing, the conversion price of the Series C Preferred was further reduced from $0.03 per share of common stock to $0.02 per share.

On February 15, 2013, we entered into a securities purchase agreement with an institutional accredited investor relating to the sale and issuance of up to 1,180 shares of our newly created Series D Preferred Stock at a price per share equal to the stated value, which is $1,000 per share, for aggregate proceeds of up to $1,000,000. At the initial closing, concurrent with entering the agreement, we issued 150 shares of Series D Preferred, for initial aggregate proceeds of $150,000. After the initial closing, the securities purchase agreement permits the purchaser to exercise a “call” right to purchase additional Series D Preferred in multiple draw downs from time to time until December 31, 2013, subject to certain limits, terms and conditions. In March 2013, the Company and investors entered into a letter agreement to the securities purchase agreement dated as of February 15, 2013, modifying the number of shares of Series D Preferred Stock to be issued upon settlement of any purchaser draw downs made on or after March 18, 2013, equal to the purchaser investment amount divided by the stated value multiplied by a number agreed upon by the Company and the purchaser, which shall not be higher than $1.67.  Subsequently, on March 21, 2013, we issued 167 shares of Series D Preferred for aggregate proceeds of $100,000. On May 13, 2013, the Company and investors entered into a letter agreement amendment to the securities purchase agreement dated as of February 15, 2013, modifying the number of shares of Series D Preferred Stock that may be issued upon draw downs made on or after May 13, 2013, equal to the purchaser investment amount divided by the stated value multiplied by a number agreed upon by the Company and the purchaser, which shall not be higher than $3.34. The corresponding conversion price into underlying shares of our common stock was $0.03 per share. On May 13, 2013, we issued 583 shares of Series D Preferred to an investor for aggregate proceeds of $175,000. As a result of the contingent conversion feature on the Series C Preferred, which reduced the conversion price from $0.05 to $0.03 per share on the total 260 shares of Series C Preferred Stock issued and outstanding as of May 13, 2013, and which resulted in an increase in the number of common shares issuable, we recognized additional preferred deemed dividends of $104,000. On August 30, 2013, we entered into an agreement to sell $200,000 in convertible notes. As a result of the sale of these convertible notes and as a result of the contingent conversion feature on the Series C Preferred and Series D Preferred, which reduced the conversion price from $0.03 to $0.02 per share on the Series C and from $0.10 to $0.02 per share on the Series D on the total 147 shares and 930 shares, respectively, of Series C Preferred Stock and Series D Preferred Stock issued and outstanding as of August 30, 2013, and which resulted in an increase in the number of common shares issuable, we recognized additional preferred deemed dividends of $36,000 on the Series C Preferred Stock and $465,000 on the Series D Preferred Stock. The net loss attributable to common shareholders reflects both the net loss and the deemed dividend. As a result of the $500,000 loan and security agreement entered into on September 30, 2013, we issued to the lender 50 shares of our Series D Preferred stock for the $50,000 loan origination fee.

During the year ended December 31, 2014, the remaining 467 shares of Series B Preferred Stock were converted into 21,020,015 shares of common stock, the remaining 87 shares of Series C Preferred Stock were converted into 4,333,350 shares of common stock and the remaining 860 shares of Series D Preferred Stock were converted into 43,000,000 shares of common stock.

See Note 12 for a discussion of the accounting treatment of the stock warrant transactions described above.